Related Party Transactions (Details) - USD ($)				1 Months Ended									9 Months Ended	12 Months Ended
	Jul. 02, 2020	Mar. 05, 2020	Aug. 05, 2019	Dec. 02, 2019	Nov. 19, 2019	Oct. 31, 2019	Mar. 21, 2019	Jan. 31, 2019	Jan. 22, 2019	Sep. 26, 2018	Oct. 31, 2017	Aug. 31, 2016	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2020	Aug. 05, 2020	Nov. 07, 2019	Sep. 30, 2019
Related Party Transactions (Textual)
Accrued liabilities - related party													$ 366,601	$ 461,254
Share-based compensation expense													$ 4,566	54,667
Professional services														$ 23,036
Related Party Transactions, description														Sergei Begliarov paid $71,199 and $9,401, respectively, of expenses on behalf of InduraPower. Daniel L. Hodges, Chairman and Chief Executive Officer of ComSovereign at the time, paid $6,588 of rent and on behalf of InduraPower during 2019 and an additional $6,065 of expense during the nine months ended September 30, 2020. Additionally, during 2019, TM Technologies, Inc. (“TM”), described below, paid $29,300 of expense on behalf of InduraPower and an additional $9,150 of expense for InduraPower and ComSovereign. These amounts were recorded in accrued liabilities — related party and had balances outstanding aggregating to $130,554 and $107,087 as of September 30, 2020 and December 31, 2019, respectively.
Interest rate												7.90%					5.00%	133.00%
Grant of RSAs, description				The Company's Board of Directors granted an aggregate of 1,900,000 RSAs to eight officers and directors at a grant date fair value of $0.82 per share of common stock for a total value of $1,558,000. The vesting period for these RSAs is as follows: 850,000 vest on the one-year anniversary of the grant date; 850,000 vest on the two-year anniversary of the original grant date; and 200,000 vest on the three-year anniversary of the original grant date.	ComSovereign's Board of Directors granted an aggregate of 24,000 restricted stock awards ("RSAs") to three executives of DragonWave and Silver Bullet at a grant date fair value of $4.40 per share of common stock for a total value of $105,600.
Grant of common stock, description								Daniel L. Hodges, Chairman and Chief Executive Officer of ComSovereign at such time, and John E. Howell, President of ComSovereign at such time, each acquired 12,000,000 shares of common stock of ComSovereign at a value of $0.0001 per share of common stock with no cash paid to ComSovereign and no services required.	Three members of the Board of Directors of ComSovereign and an executive officer of ComSovereign acquired an aggregate of 2,150,000 shares of common stock of ComSovereign at a value of $0.0001 per share of common stock with no cash paid to ComSovereign and no services required. Additionally, four executive officers of InduraPower, Lextrum and VEO acquired an aggregate of 500,000 shares of common stock of ComSovereign at a value of $0.0001 per share of common stock with no cash paid to ComSovereign and no services required.
Description of issue an option to purchase													The Company also agreed to issue an option to purchase 100,000 shares of the Company’s common stock at a strike price of $1.00, or $100,000. This option immediately vested and terminates on September 26, 2022. Pursuant to the GSIS Agreement, GSIS is paid a fee of $10,000 per month. In addition, GSIS is paid for the expenses incurred in connection with the performance of its duties under the GSIS Agreement. Either party may terminate or renew the GSIS Agreement at any time, for any reason or no reason, upon at least 30 days’ notice to the other party. GSIS was owed $23,036 and this amount was outstanding in accrued liabilities — related party as of December 31, 2019.
Chief Executive Officer [Member]
Related Party Transactions (Textual)
Accrued liabilities - related party														$ 153,761					$ 153,761
Related Party Transactions, description														Sergei Begliarov paid $71,199 worth of expense of behalf of InduraPower, and Daniel L. Hodges, Chairman and Chief Executive Officer of ComSovereign at the time, paid $6,588 of rent on behalf of InduraPower. Additionally, during 2019, TM Technologies, Inc. ("TM"), described below, paid $29,300 worth of expense of behalf of InduraPower. These amounts were recorded in accrued liabilities – related party as of December 31, 2019.
Daniel Hodges [Member]
Related Party Transactions (Textual)
Accrued liabilities - related party													$ 2,100
Rent paid														$ 29,120	$ 29,120
Promissory note [Member]
Related Party Transactions (Textual)
Expiration date		Nov. 30, 2020										Aug. 31, 2018
Interest rate												8.50%
Promissory note, description												InduraPower did not fulfil the requirements to maintain a balance of at least $155,159 at J.P. Morgan while the promissory note is outstanding and maintain a debt service coverage ratio of at least 1.25. Due to this breach of clauses, the promissory note holder is contractually entitled to request immediate repayment of the outstanding promissory note, and/or increase the interest rate up to an additional 18% per annum.
Cognitive Carbon Corporation [Member]
Related Party Transactions (Textual)
Accrued liabilities - related party													$ 46,500			$ 148,250
Outsourced development							$ 19,750
Outsourced development term							1 year
Outsourced software and platform development							$ 120,000
TM [Member]
Related Party Transactions (Textual)
Accrued liabilities - related party																			67,348
Outstanding amount						$ 1,292,953					$ 250,000			1,292,953					1,292,953
Related Party Transactions, description						This loan was increased to $1,292,953 at an interest rate of 5% per annum with a maturity date of August 31, 2020.					This loan was increased to $1,292,953 at an interest rate of 5% per annum with a maturity date of August 31, 2020.
Interest payment						$ 54,000
Mr. Hodges and his wife [Member]
Related Party Transactions (Textual)
Expiration date			Dec. 31, 2019
Aggregate principal amount			$ 200,000
Outstanding amount														200,000					$ 200,000
Interest rate			5.00%
Indura Power [Member] | Promissory note [Member]
Related Party Transactions (Textual)
Accrued liabilities - related party												$ 153,761
Promissory note, description												InduraPower entered into a promissory note in the principal amount of $50,000 that bears interest at 7.785% per annum and matures on September 1, 2021. At the same time, InduraPower also entered into a promissory note in the principal amount of $450,000 with the same lender that bears interest at 9.0% per annum and matures on March 1, 2022. A requirement of the promissory notes is to maintain a balance of at least $155,159 at J.P. Morgan while the promissory notes are outstanding. Sergei Begliarov, Chief Executive Officer of InduraPower, provided cash of $153,761 to comply with the requirements of the promissory notes.
Notes Payable - Related Party [Member]
Related Party Transactions (Textual)
Related Party Transactions, description	On July 1, 2020, Mr. Brent Davies, who is on the Company’s Board of Directors and Audit Committee, loaned the Company $50,000 at an interest rate of 4.80% per annum with an original maturity date of August 31, 2020. This note was amended to extend the maturity date to November 30, 2020. Interest and the full principal balance are due at maturity. As of September 30, 2020, $50,000 plus accrued interest was outstanding under the loan.												On July 2, 2020, the Company sold $1,900,000 aggregate principal amount of 9% Convertible Debentures to Mr. Dustin McIntire, the Company’s Chief Technology Officer, that bore interest at a rate of 9% per annum and matured on September 30, 2020. Mr. McIntire was also granted warrants to purchase an aggregate of 190,000 shares of the Company’s common stock at a price of $1.00 per share. The Company recorded the warrants as a discount to the debt in the amount of $59,806. The Company also recorded $249,806 for the BCF associated with the debentures. On August 19, 2020, Mr. McIntire converted the full principal amount of such debentures and accrued interest into 1,921,082 shares of the Company’s common stock.
Global Security Innovative Strategies [Member]
Related Party Transactions (Textual)
Options to purchase of stock										100,000
Option price										$ 1.00
Expiration date										Sep. 26, 2022
Payment for management fee										$ 10,000
Kevin Hess [Member]
Related Party Transactions (Textual)
Professional services														$ 148,250